Omnibus Incentive Compensation Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 23, 2015 shares	Aug. 21, 2014 shares	Jul. 22, 2010 shares	Apr. 29, 2008 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized | shares			850,000
Share based compensation	$ 1,156	$ 1,074	$ 34
Total compensation cost related to non vested awards	$ 1,111
Expected period of recognition for unrecognized compensation cost	1 year
Value of unvested units accrued distribution	$ 427
Partnerships Omnibus Incentive Compensation Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized | shares					1,650,000	800,000	500,000
Partnerships Omnibus Incentive Compensation Plan Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted | shares				240,000
Number of annual installments				3
Vesting date of remaining awards				Dec. 31, 2018
Partnerships Omnibus Incentive Compensation Plan Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted | shares				610,000
Number of annual installments				3
Vesting date of remaining awards				Dec. 31, 2018
Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	438	439	10
Total compensation cost related to non vested awards	939	1,141	1,325
Non-Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	718	635	24
Total compensation cost related to non vested awards	$ 2,598	$ 2,993	$ 3,367